Leases - Schedule of Supplemental Balance Sheet Information (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term – operating leases	9 years 2 months 26 days	9 years 1 month 2 days	8 years 6 months 7 days
Weighted-average discount rate – operating leases	7.34%	6.87%	6.54%
Weighted-average remaining lease term - finance leases	4 years 5 months 8 days	4 years 9 months 29 days	0 years
Weighted-average discount rate - finance leases	10.18%	8.23%	0.00%